Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000224641 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224641 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224641 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000224641 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000224641 | Other Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000224641 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000224643 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000224643 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000224643 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000224643 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224643 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000224643 | SectorSingle Family Housing
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224643 | SectorPort
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000224643 | SectorGeneral Obligation- Local (Appropriation)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000224643 | SectorHigher Education
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224643 | SectorHospital
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224643 | SectorWater & Sewer
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224643 | SectorAirport
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224643 | SectorElectric & Gas
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000224643 | SectorMulti-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000224643 | SectorIndustrial Development/Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000224643 | SectorGeneral Obligation- Local
Holdings [Line Items]
Percent of Net Asset Value	23.80%